Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Summary of estimated useful lives of property, plant and equipment

- Buildings	12 to 40 years
- Plant and machinery	5 to 20 years
- Vehicles and other equipment	4 to 20 years

Summary of estimated useful lives of other non-current assets

Intangible assets	10 to 28 years
Long-term prepaid expense	1.5 to 10 years

Previously stated [member]
Summary of Significant Accounting Policies [Line Items]
Summary of estimated useful lives of other non-current assets

Land use rights	30 - 50 years
Buildings	2 - 8 years
Equipment	2 - 3 years
Others	2 - 4 years